Acquisitions (Series of Immaterial Acquisitions ) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) Acquisitions	Dec. 31, 2014 USD ($) Acquisitions	Dec. 31, 2013 USD ($)
Business Acquisition, Purchase Price Allocation [Abstract]
Purchase Price Allocation, Goodwill	$ 886,911,000	$ 937,294,000	$ 905,347,000
Series Of Individually Immaterial Business Acquisitions [Member]
Business Combinations, Total Acquisitions [Abstract]
Number Of Immaterial Business Acquisitions Share Deal | Acquisitions	1	2
Number Of Immaterial Business Acquisitions Asset Deal | Acquisitions	4	3
Total Number Of Businesses Acquired | Acquisitions	5	5
Business Combination, Reason for Business Combination	Each of the acquisitions constitutes a business. The Company considers each of these acquisitions a “tuck-in” with the exception of its 2015 share acquisition in its East segment. Tuck-in acquisitions represent the acquisition of solid waste collection and or disposal operations in markets where the Company has existing operations. Goodwill arising from a tuck-in acquisition is largely attributable to assembled workforces and expected synergies resulting from personnel and operating overhead reductions, disposal or collection advantages or the deployment of market focused strategies. The 2015 share acquisition represents a new market entry in South Carolina and represents the purchase of an integrated waste management company comprising both collection and disposal assets. Goodwill arising from this acquisition is largely attributable to the strategic opportunities this platform acquisition affords the Company in this new market entry. Acquiring an integrated set of assembled and strategic assets from which the Company can grow both organically and through continued strategic acquisition is the primary reason for the resulting goodwill. Pro forma revenues and net income for these acquisitions have not been disclosed as the companies acquired are immaterial both individually and in the aggregate. The financial results of these acquisitions have been included in the Company’s financial statements since their dates of closing.
Business Acquisition, Purchase Price Allocation [Abstract]
Cash consideration, including holdbacks (as applicable)	$ 115,187,000	$ 98,638,000
Purchase Price Allocation, Receivables	5,713,000	6,493,000
Purchase Price Allocation, Intangible Assets	40,819,000	13,803,000
Purchase Price Allocation, Goodwill	25,952,000	68,244,000
Purchase Price Allocation, Capital Assets	22,872,000	19,786,000
Purchase Price Allocation, Landfill Assets	21,549,000	0
Purchase Price Allocation, Accounts Payable	(1,139,000)	(9,688,000)
Purchase Price Allocation, Goodwill, Expected Tax Deductible Amount	25,952,000	68,244,000
Aggregate cash consideration (excluding holdbacks and contingent consideration)	109,013,000	69,016,000
Business Acquisition, Transaction Costs	1,100,000	564,000
Contingent Consideration Paid For Acquisitions Closed Prior Years	531,000	526,000
Acquisition Holdbacks	6,174,000	165,000
Business Acquisition Consideration Not Funded		29,457,000
North
Business Acquisition, Purchase Price Allocation [Abstract]
Purchase Price Allocation, Goodwill	$ 303,917,000	$ 362,599,000	383,473,000
North | Series Of Individually Immaterial Business Acquisitions [Member]
Business Combinations, Total Acquisitions [Abstract]
Number Of Immaterial Business Acquisitions Share Deal | Acquisitions	0	1
Number Of Immaterial Business Acquisitions Asset Deal | Acquisitions	0	0
Total Number Of Businesses Acquired | Acquisitions	0	1
West [Member]
Business Acquisition, Purchase Price Allocation [Abstract]
Purchase Price Allocation, Goodwill	$ 333,875,000	$ 341,123,000	309,770,000
West [Member] | Series Of Individually Immaterial Business Acquisitions [Member]
Business Combinations, Total Acquisitions [Abstract]
Number Of Immaterial Business Acquisitions Share Deal | Acquisitions	0	1
Number Of Immaterial Business Acquisitions Asset Deal | Acquisitions	3	3
Total Number Of Businesses Acquired | Acquisitions	3	4
Business Acquisition, Purchase Price Allocation [Abstract]
Cash consideration, including holdbacks (as applicable)	$ 4,877,000	$ 98,638,000
Purchase Price Allocation, Goodwill	1,438,000	68,244,000
East [Member]
Business Acquisition, Purchase Price Allocation [Abstract]
Purchase Price Allocation, Goodwill	$ 249,119,000	$ 233,572,000	$ 212,104,000
East [Member] | Series Of Individually Immaterial Business Acquisitions [Member]
Business Combinations, Total Acquisitions [Abstract]
Number Of Immaterial Business Acquisitions Share Deal | Acquisitions	1	0
Number Of Immaterial Business Acquisitions Asset Deal | Acquisitions	1	0
Total Number Of Businesses Acquired | Acquisitions	2	0
Business Acquisition, Purchase Price Allocation [Abstract]
Cash consideration, including holdbacks (as applicable)	$ 110,310,000	$ 0
Purchase Price Allocation, Goodwill	$ 24,514,000	$ 0